UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     H Partners Management, LLC

Address:  152 West 57th Street, 52nd Floor
          New York, New York 10019

13F File Number: 028-13040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Rehan Jaffer
Title:    Managing Member
Phone:    (212) 974-7171


Signature, Place and Date of Signing:

/s/ Rehan Jaffer              New York, New York              May 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name
NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  21

Form 13F Information Table Value Total: $292,893
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                   FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                OF CLASS         CUSIP       (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED  NONE
--------------                --------         -----       -------- -------   --- ----   ----------  --------  ----    ------  ----
ACCELRYS INC                  COM              00430U103    1,623     300,000 SH         SOLE        NONE       300000
ASPENBIO PHARMA INC           COM              045346103    4,335     750,000 SH         SOLE        NONE       750000
BOYD GAMING CORP              COM              103304101   42,000   2,100,000 SH         SOLE        NONE      2100000
BP PLC                        SPONSORED ADR    055622104      153      15,300 SH  CALL   SOLE        NONE        15300
BSQUARE CORP                  COM NEW          11776U300    3,510     900,000 SH         SOLE        NONE       900000
BAUER EDDIE HLDGS INC         COM              071625107    6,613   1,700,000 SH         SOLE        NONE      1700000
EP MEDSYSTEMS INC             COM              26881P103    1,789   1,200,958 SH         SOLE        NONE      1200958
IMMERSION CORP                COM              452521107    5,688     800,000 SH         SOLE        NONE       800000
IPASS INC                     COM              46261V108    2,603     861,777 SH         SOLE        NONE       861777
JONES APPAREL GROUP INC       COM              480074103   28,969   2,158,650 SH         SOLE        NONE      2158650
KEY ENERGY SVCS INC           COM              492914106   30,586   2,279,100 SH         SOLE        NONE      2279100
LEAP WIRELESS INTL INC        COM NEW          521863308   81,550   1,750,000 SH         SOLE        NONE      1750000
LIFE SCIENCES RESH INC        COM              532169109   12,867     459,539 SH         SOLE        NONE       459539
MAGNA ENTMT CORP              NOTE 7.250%12/1  559211AC1    3,450   5,000,000 PRN        SOLE        NONE      5000000
MAGNA ENTMT CORP              NOTE 8.550% 6/1  559211AD9    5,175   7,500,000 PRN        SOLE        NONE      7500000
METROPCS COMMUNICATIONS INC   COM              591708102   14,224     836,700 SH         SOLE        NONE       836700
SELECT COMFORT CORP           COM              81616X103    7,920   2,200,000 SH         SOLE        NONE      2200000
SPRINT NEXTEL CORP            COM SER 1        852061100   15,722   2,350,000 SH         SOLE        NONE      2350000
TELULAR CORP                  COM NEW          87970T208    2,436     729,347 SH         SOLE        NONE       729347
TEMPUR PEDIC INTL INC         COM              88023U101   15,125   1,375,000 SH         SOLE        NONE      1375000
TRICO MARINE SERVICES INC     COM NEW          896106200    6,555     168,197 SH         SOLE        NONE       168197

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